Private Investment In Public Equity (“PIPE”) Financing	6 Months Ended
Jun. 30, 2026
Investments, All Other Investments [Abstract]
PRIVATE INVESTMENT IN PUBLIC EQUITY (“PIPE”) FINANCING

12. PRIVATE INVESTMENT IN PUBLIC EQUITY (“PIPE”) FINANCING

As of June 30, 2026, iTonic Holdings Ltd (the “Company”) completed a private-investment-in-public-equity (“PIPE”) financing pursuant to subscription agreements with multiple investors (the “PIPE Investors”). Under the PIPE transaction, the Company issued an aggregate of 100,000,000 Class A ordinary shares (the “PIPE Shares”), par value US$0.0001 per share, at a purchase price of US$0.20 per share, for aggregate gross proceeds of US$20,000,000.

The PIPE Shares are subject to a six-month lock-up period commencing on the share issuance date. The PIPE Shares were duly authorized by written resolutions of all directors of the Company dated April 16, 2026.

The Company has submitted the necessary Listing of Additional Shares Notification and other required filings to Nasdaq for the listing of the PIPE Shares.

The PIPE Shares were offered in reliance upon an exemption from registration under the Securities Act of 1933, as amended. As of June 30, 2026, the PIPE transaction had been closed, and the related share capital and additional paid-in-capital have been recognized in the condensed consolidated financial statements. Proceeds from the PIPE financing are intended for potential target acquisitions, working capital and general corporate purposes.